INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of profit (loss) before taxes on income
	Year ended December 31
	2012	2013	2014
Domestic	$(6,671)	$(12,219)	$(21,743)
Foreign	34	64	120

	$(6,637)	$(12,155)	$(21,623)

Schedule of taxes on income
	Year ended December 31
	2012	2013	2014
Current	$63	$6	$76
Deferred	(42)	16	(60)
Prior year taxes	-	-	29

	$21	$22	$45

	Year ended December 31
	2012	2013	2014
Domestic	$—	$—	$—
Foreign	21	22	45

	$21	$22	$45

Schedule of deferred income taxes
	December 31
	2013	2014
Carry forward tax losses	$5,744	$9,152
Research and Development carry forward expenses-temporary differences	449	870
Accrual and reserves	52	153

Deferred tax assets before valuation allowance	6,245	10,175
Valuation allowance	(6,219)	(10,089)

Net deferred tax assets	$26	$86

Schedule of reconciliation between the theoretical tax expense and the actual tax expense (benefit)
	Year ended December 31
	2012	2013	2014
Loss before taxes, as reported in the consolidated statements of operations	$(6,637)	$(12,155)	$(21,623)

Statutory tax rate	25%	25%	26.5%

Theoretical tax benefits on the above amount at the Israeli statutory tax rate	$(1,659)	$(3,039)	$(5,730)
Income tax at rate other than the Israeli statutory tax rate	8	7	12
Non-deductible expenses including equity based compensation expenses and other	33	895	1,864
Operating losses and other temporary differences for which valuation allowance was provided	1,639	2,159	3,870
Taxes in respect of prior years	-	-	29

Actual tax expense	$21	$22	$45